Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
INCOME TAXES

17. INCOME TAXES

US

The Company is incorporated in the U.S. and is subject to the U.S. state and federal income tax. Net operating loss incurred in taxable years beginning after December 31, 2017 are permitted to be carried forward indefinitely but may not be carried back.

On March 27, 2020, the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”) was enacted and signed into law in the United States. The CARES Act includes measures to assist companies, including temporary changes to income and non-income-based tax laws. The CARES Act contains several corporate income tax provisions, including making remaining alternative minimum tax (AMT) credits immediately refundable; providing a 5-year carryback of net operating losses (NOLs) generated in tax years 2018, 2019, and 2020. NOLs arising in 2018, 2019, and 2020 can be 100% utilized if taxable income was generated prior to 2021. Any portion of an NOL that arises in a tax year beginning in 2018, 2019, or 2020 that is not absorbed prior to a tax year beginning before 2021 is subject to the 80 percent limitation in tax years beginning after 2020. The CARES Act did not have a material impact on the Company’s tax provision for the year ended December 31, 2019, 2020 and 2021.

PRC

Under the Enterprise Income Tax Law of the PRC (the “EIT Law”), PRC enterprise income tax is generally calculated at 25% of the Company’s subsidiaries located in the PRC as determined in accordance with the EIT Law, except for certain subsidiaries which enjoy tax rates substantially lower than 25% due to incentive policies.

MPS was recognized as a “New and High Tech Enterprises” (“NHTE”) by relevant PRC government authorities in 2012 and received renewal of its NHTE status in 2015, 2018 and 2021. Therefore, MPS, as the NHTE, is entitled to a rate of 15% for 2019, 2020 and 2021.

Huzhou Hongwei New Energy Automobile Co., Ltd. (“Hongwei”) was recognized as a NHTE by relevant PRC government authorities in 2020 and it is entitled to a rate of 15% for 2020 and 2021.

The withholding tax of 10% under the EIT Law is imposed on dividends declared to foreign investors with respect to profit earned by PRC subsidiaries from January 1, 2008 onward. Deferred tax liability was not provided with respect to undistributed profits of relevant PRC subsidiaries for the years ended December 31, 2019, 2020 and 2021, as the Group concluded that profits generated by the relevant PRC subsidiaries are considered to be permanently reinvested, because the Group does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain all of its available funds and any future earnings for use in the operation and expansion of its business.

UK

UK corporation tax is calculated at an average tax rate of 19% for the years ended December 31, 2019, 2020 and 2021, respectively. The estimated assessable profit generated by the Company’s subsidiary located in UK would be imposed the enterprise income tax at such rate, in accordance with the Corporation Tax Acts. The Company did not have taxable profit and no corporation tax expense was recorded for the years ended December 31, 2019, 2020 and 2021.

Germany

Germany enterprise income tax which is a combination of corporate income tax and trade tax is calculated at an average tax rate of 31.9% for the years ended December 31, 2019 and 2020, and 29.1% for the years ended December 31, 2021 for the Company’s subsidiary located in Germany in accordance with relevant tax rules and regulations in Germany.

A provision for income tax of $189, $1, and $nil has been recognized for the years ended December 31, 2019, 2020 and 2021, respectively, related primarily to the domestic company. Loss before provision for income taxes for the years ended December 31, 2019, 2020 and 2021 was as follows:

	December 31, 2019	December 31, 2020	December 31, 2021
Domestic(USA)	$(3,030)	$(3,584)	$(98,821)
Foreign	(56,444)	(30,040)	(107,662)
Loss before income tax	$(59,474)	$(33,624)	$(206,483)

The current and deferred components of the income tax expense in the consolidated statements of operations were as follows:

	December 31, 2019	December 31, 2020	December 31, 2021
Current tax expenses:
Domestic	$—	$—	$—
Foreign	189	1	—
Total current tax expense	189	1	—
Deferred tax expense:
Domestic	—	—	—
Foreign	—	—	—
Total current tax expense	—	—	—
Total provision for income taxes	$189	$1	$—

The components of the Group’s deferred tax assets are as follows:

	December 31, 2020	December 31, 2021
Deferred tax assets:
Net operating loss carry-forwards	$28,484	$38,858
Allowance for doubtful accounts and inventory provision	3,443	4,712
Product warranty	2,903	8,769
Impairment of property, plant and equipment	821	1,210
Deferred income	216	392
Accrued expense	805	239
Others	615	920
Less: valuation allowance	(37,287)	(55,100)
Net deferred tax assets	$—	$—

The movements of valuation allowance for the years end December 31, 2019, 2020 and 2021 are as follows:

	December 31, 2019	December 31, 2020	December 31, 2021
Balance at beginning of the period	$19,503	$30,857	$37,287
Additions	11,649	7,402	17,912
Reversal	(295)	(972)	(99)
Balance at end of the period	$30,857	$37,287	$55,100

Reconciliation between the income tax expense computed by applying the U.S. federal corporate income tax rate of 21% to loss before income tax and actual provision is as follows:

	December 31, 2019	December 31, 2020	December 31, 2021
Loss before income tax	$(59,474)	$(33,624)	$(206,483)
Tax credit at the U.S. federal corporate income tax rate of 21%	(12,490)	(7,061)	(43,361)
Tax effect of permanent differences – Share-based compensation	—	—	17,408
Tax effect of permanent differences – Others	(2,961)	(2,152)	(1,411)
Tax effect of income tax rate difference in other jurisdictions	4,076	2,511	6,287
Changes in valuation allowance	11,669	6,702	21,077
Others	(105)	1	—
Income tax expense	$189	$1	$—

As of December 31, 2021, the Group had $241,923 operating loss carried forward. The operating loss carried forward for the Company’s PRC subsidiaries amounted to $211,863, which will expire on various dates from 2023 to 2031. For the remaining operating loss, $30,060 will be carried forward indefinitely. The Group determined the valuation allowance on an entity by entity basis and assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to utilize the existing deferred tax assets. The valuation allowance, which is primarily related to entities with net operating loss carry-forwards for which the Group does not believe it will ultimately be realized.